Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of services received from employees, directors and service providers [table text block]
				Convenience translation (Note 2d)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Research and development	1,940	807	513	148
General and administrative	3,444	3,730	2,195	636

Total share-based compensation	5,384	4,537	2,708	784

Schedule of number of share options and weighted average exercise prices [table text block]
	2018		2019
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		NIS		NIS

Outstanding at beginning of year	10,752,668	1.18	13,014,147	1.18
Options exercised for shares	(310,180)	1.29	-	-
Options forfeited	(170,375)	1.34	(4,556,865)	0.70
Option Expired	(693,756)	1.39	(671,438)	1.21
Granted	3,435,790	1.21	14,307,660	0.12

Outstanding at end of year	13,014,147	1.18	22,093,504	0.59

Disclosure of transactions between related parties [text block]
Exercise price (Range)	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Options exercisable as of December 31, 2019	Weighted average remaining contractual term
		(years)		(years)
0.001 - 1.35	19,817,294	8.5	11,905,177	8.1
1.35 - 1.8	2,060,210	6.0	1,609,061	5.4
1.8 - 2.1	216,000	5.6	216,000	5.6
	22,093,504	8.2	13,730,238	7.8

Schedule of outstanding and exercisable options granted to employees and consultants [table text block]
	2018	2019

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	59.23%-84.66%	77.75%
Risk-free interest rate (%)	1.86%-3.19%	2.14%
Expected life of share options (years)	1-10	10